Other Assets (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Prepaid Expense And Other Assets [Line Items]
Contract with customer, asset, allowance for credit loss	¥ 285		¥ 85		$ 42
Contract with customer, asset, credit loss expense (reversal)	200	$ 29	58	¥ 9
Contract with customer, asset, allowance for credit loss, writeoff	¥ 0		¥ 0